Property, Plant and Equipment, net (Details) (USD $)	3 Months Ended		7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2012 Building and leasehold improvements	Dec. 31, 2011 Building and leasehold improvements	Dec. 31, 2012 Vehicles	Dec. 31, 2011 Vehicles	Dec. 31, 2012 Computer hardware and software	Dec. 31, 2011 Computer hardware and software	Dec. 31, 2012 Communication and medical equipment and other	Dec. 31, 2011 Communication and medical equipment and other
Property, plant and equipment, net
Property, plant and equipment, gross	$ 221,815,000		$ 221,815,000	$ 277,992,000				$ 5,013,000	$ 5,626,000	$ 20,529,000	$ 19,711,000	$ 117,376,000	$ 90,740,000	$ 57,920,000	$ 39,547,000	$ 77,154,000	$ 66,191,000
Less: accumulated depreciation and amortization	(29,869,000)		(29,869,000)	(86,128,000)
Property, plant and equipment, net	191,946,000		191,946,000	191,864,000	190,837,000
Depreciation expense			30,900,000	56,500,000		17,100,000	43,000,000
Increase in property, plant and equipment due to fair value adjustments	$ 38,300,000	$ 38,300,000